Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (12,508)	$ (19,170)	$ (7,784)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	4,763	4,993	3,926
Amortization of intangible assets	260	143	111
Amortization of right-of-use assets	1,059	1,457	1,173
Bad debt expense	87	150	2,794
Change in fair value of derivatives and contingent consideration	(25)	(4,733)
Non-cash accretion of interest expense	129
Share-based compensation	169	125
Deferred income taxes	(2,093)	(4,286)	(2,585)
Changes in operating assets and liabilities:
Accounts receivable	(2,300)	(4,646)	(4,370)
Other receivables	26,658	(26,079)	(16,195)
Prepaid expenses and other current assets	4,158	(4,588)	10,522
Inventories	447	6,330	(9,825)
Other assets, noncurrent	(1,640)	(2,227)
Accounts payable	15,731	5,252	2,325
Lease liabilities	(581)	(776)	(1,531)
Other payables and liabilities	(988)	(9,514)	(4,609)
Net cash provided by (used in) operating activities	33,326	(57,569)	(26,048)
Cash flows from investing activities:
Acquisition of businesses and assets, net of cash acquired	(37)		(8,639)
Purchase of equity method investment			(385)
Advances to related parties			(511)
Purchases of property, plant, and equipment	(9,528)	(4,533)	(4,833)
Sales of property, plant, and equipment	47	765	488
Additions to intangible assets	(319)	(262)	(634)
Net cash used in investing activities	(9,837)	(4,030)	(14,514)
Cash flows from financing activities:
Cash acquired in merger and recapitalization		13,966
Proceeds from forward share purchase agreement		6,719
Proceeds from convertible bonds issued		11,000	500
Proceeds from exercise of warrants	1	446
Transaction costs		(3,104)
Stockholder loans		(100)	5,415
(Repayments) borrowings on working capital facilities, net	(1,590)	(24,389)	16,852
Borrowings on lines of credit – Wheat inventories	59,604	117,225	67,103
Repayments on lines of credit – Wheat inventories	(77,781)	(39,420)	(47,869)
Borrowings on loans	3,733	2,792	12,217
Repayments on loans	(5,149)	(10,144)	(11,464)
Net cash (used in) provided by financing activities	(21,182)	74,991	42,754
Effect of exchange rate changes on cash and cash equivalents	(3,113)	(2,958)	(482)
Net (decrease) increase in cash and cash equivalent	(806)	10,434	1,710
Cash and cash equivalents, beginning of year	24,827	14,393	12,683
Cash and cash equivalents, end of year	24,021	24,827	14,393
Non-cash activities:
Non-cash acquisition of non-controlling interest	1,482
Shares repurchased and retired	30
Forward share purchase agreements		4,685
Contingent consideration liability		1,308
Conversion of convertible bonds into ordinary shares		11,797
Consideration and accrued interest paid to selling stockholder in ordinary shares		12,398
Transfer of related party debt			1,339
Fixed assets contributed from related party			168
Consolidation of variable interest entities related to business acquisitions			7,608
Supplemental cash flow disclosures:
Interest paid	15,750	11,343	9,202
Net income taxes paid	$ 1,987	$ 2,228	$ 2,495